The Company has paid approximately R$2,752,711, distributed as shown below: (Details) - Leniency Agreements [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 28, 2018	Jan. 30, 2018	Apr. 27, 2017	Feb. 08, 2017
IfrsStatementLineItems [Line Items]
Settlement amount				R$ 2,752,711
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement amount				159,894
Federal Controller General And Attorney Generall Agreement [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 559,896				R$ 559,896
Department Of Justice [Member]
IfrsStatementLineItems [Line Items]
Settlement amount					296,591
Department Of Justice [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement amount					R$ 94,894
Swiss Office [Member]
IfrsStatementLineItems [Line Items]
Settlement amount		R$ 407,300
Swiss Office [Member] | Switzerland, Francs
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 94,500
Federal Prosecution Office [Member]
IfrsStatementLineItems [Line Items]
Settlement amount			R$ 1,282,464
Securities And Exchange Commission [Member]
IfrsStatementLineItems [Line Items]
Settlement amount				206,460
Securities And Exchange Commission [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement amount				R$ 65,000